Concentration of Risks	6 Months Ended
Dec. 31, 2024
Concentration of Risks [Abstract]
CONCENTRATION OF RISKS
19.	CONCENTRATION OF RISKS

Financial instruments that potentially expose the Group to concentrations of credit risk consist primarily of accounts receivable. The Group conducts credit evaluations of its customers, and generally does not require collateral or other security from them. The Group evaluates its collection experience and long outstanding balances to determine the need for an allowance for doubtful accounts. The Group conducts periodic reviews of the financial condition and payment practices of its customers to minimize collection risk on accounts receivable.

The following table sets forth a summary of single customers who represent 10% or more of the Group’s total revenue:

	For the six months ended December 31,
	2024		2023
	Amount	%	Amount	%
	USD		USD
Customer A	905,849	87%	*	*

*	represent percentage less than 10%

The following table sets forth a summary of single customers who represent 10% or more of the Group’s total account receivables:

	As of
	December 31, 2024		June 30, 2024
	Amount	%	Amount	%
	USD		USD
Customer B	-	-%	23,030	48%
Customer C	-	-%	21,345	45%
Customer D	76,697	10%	-	-%

The following table sets forth a summary of single customers who represent 10% or more of the Group’s total contract liabilities:

As of
	December 31, 2024		June 30, 2024
	Amount	%	Amount	%
	USD		USD
Customer A	-	-%	7,626,219	94%

The following table sets forth a summary of single suppliers who represent 10% or more of the Group’s total purchases:

	For the six months ended December 31,
	2024		2023
	Amount	%	Amount	%
	USD		USD
Supplier I	-	%	325,538	14%
Supplier J	-	%	238,337	10%
Supplier K	49,982	30%	-	-%
Supplier E	28,771	17%	-	-%
Supplier L	28,118	17%	-	-%
Supplier H	16,383	10%	-	-%

*	represent percentage less than 10%

The following table sets forth a summary of single suppliers who represent 10% or more of the Group’s total account payables:

	As of
	December 31, 2024		June 30, 2024
	Amount	%	Amount	%
	USD		USD
Supplier A	-	-%	176,383	41%
Supplier B	-	-%	105,266	24%
Supplier C	-	-%	84,214	20%
Supplier D	-	-%	56,676	13%
Supplier E	31,965	40%	-	-%
Supplier F	12,685	16%	-	-%
Supplier G	15,441	19%	-	-%
Supplier H	18,202	23%	-	-%

*	represent percentage less than 10%